New Market Tax Credit Entities - Schedule of Impact of Consolidated VIE (Detail) - Chase NMTC Verso Investment Fund, LLC - VERSO PAPER HOLDINGS LLC - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets	$ 23,000	$ 23,404	$ 23,405
Variable interest entity, consolidated liabilities	31,000	31,369	31,369
Current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets		14	15
Non-current assets
Variable Interest Entity [Line Items]
Variable interest entity, consolidated assets		23,390	23,390
Current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities		141	141
Long-term debt
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	23,000	23,305	23,305
Other non-current liabilities
Variable Interest Entity [Line Items]
Variable interest entity, consolidated liabilities	$ 8,000	$ 7,923	$ 7,923